SCHEDULE H, LINE 4a- SCHEDULE OF DELINQUENT DEPOSITS OF PARTICIPANT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Delinquent Participant Contribution [Line Items]
SCHEDULE H, LINE 4a- SCHEDULE OF DELINQUENT DEPOSITS OF PARTICIPANT CONTRIBUTIONS
The MasTec, Inc.
401(k) Retirement Plan
Employer Identification Number 65-0829355
Plan # 002
SCHEDULE H, LINE 4a-
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
Year Ended December 31, 2025

	Total that Constitute Nonexempt Prohibited Transactions

	Check here if Late Participant Loan Repayments are included: ☐	Contributions Not Corrected	Contributions Corrected Outside VFCP*	Contributions Pending Correction in VFCP*	Total Fully Corrected Under VFCP* and PTE** 2002-51

2024	$2,994	$—	$2,994	$—	$—
2025	12,631	143	12,631	—	—

* Voluntary Fiduciary Correction Program (DOL)
** Prohibited Transaction Exemption